Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,038	$ 11,092	$ 28,121	$ 47,747	$ 189,186	$ 386,992